Capital Stock	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
NOTE 9. Capital Stock

1)	Preferred Stock:

The Company is authorized to issue 50,000,000 shares of preferred stock, with par value of $0.001. As of June 30, 2017, there were no Preferred stock shares outstanding.

Board of Directors has the authority to issue preferred stock in one or more series, and in connection with the creation of any such series, by resolutions providing for the issuance of the shares thereof, to determine dividends, voting rights, conversion rights, redemption privileges and liquidation preferences.

2)	Common Stock:

The Company is authorized to issue 450,000,000 shares of common stock, with par value of $0.001.

Aircom had restricted stock purchase agreement with certain employees or consultants granted on February 2, 2015. The restricted shares were issued at fair values determined by the board of directors at the grant date. According to the agreement, in the event of the voluntary termination of purchaser’s continuous service status, Aircom shall have the exclusive option to repurchase all or any portion of the unvested shares held by purchaser at the original purchase price per share and the vested shares held by purchaser at the fair market value per share as of the termination date. In February and June 2016, Aircom purchased back 133,333 unvested shares of restricted stock at $0.005 per share from terminated employees before the stock split. In June 2016, the restricted stock was split to 27,566,670 shares. On February 13, 2017, all of Aircom’s restricted stocks of 27,566,670 shares were converted to Aerkomm’s restricted stock of 10,279,738 shares at the ratio of 2.681651 to 1, pursuant to the Exchange Agreement (see Note 1).

As of December 31, 2015 and 2016 and June 30, 2017, the restricted stocks shares (after share exchange) consisted of the following:

	December 31,		June 30,
	2015	2016	2017
			(Unaudited)
Restricted stock - vested	4,592,943	7,787,490	9,217,993
Restricted stock - unvested	6,184,000	2,492,248	1,061,745
Total restricted stock	10,776,943	10,279,738	10,279,738

The unvested shares of restricted stock were recorded under deposit liability account awaiting future conversion to common stock when they become vested.

On March 31, 2017, the Company completed its private placement offering of 500,000 common shares at a price of $3 per share for the aggregate amount of $1,500,000.

On June 6, 2017, the Company completed its private placement offering 60,000 common shares at a price of $5.00 per share for the aggregate amount of $300,000. Additionally, on June 6, 2017, pursuant to a settlement and release agreement with Priceplay Taiwan Inc. (“PPTW”) dated March 31, 2017, among the Company, PPTW and Aircom, the Company issued 163,860 shares of its common stock to PPTW in settlement of an outstanding $819,300 obligation of Aircom to PPTW. Additionally, pursuant to a similar settlement and release agreement with Priceplay.com, Inc. (“PPUS”) dated March 31, 2017, the Company issued 147,400 shares of its common stock to PPUS in settlement of an outstanding $737,000 obligation of Aircom to PPUS, and pursuant to a third similar settlement and release agreement with Aircom and dMobile System Co. ltd. (dMobile), it issued 94,220 shares of its common stock to dMobile in settlement of an outstanding $471,100 obligation of Aircom to dMobile. In the aggregate, the Company has issued 405,480 of shares to the three settlement recipients at a price of $5.00 per share for a total value of $2,027,400. Including the 60,000 Shares sold to individuals in the Offering, the Company issued 465,480 shares in total for an aggregate value of $2,327,400.

On July 5, 2017, the Company completed its first closing of a private placement offering in which it sold 5,000 shares of its common stock to Daniel Shih, the Company’s founder, at a price of $5.50 per share for a total of $27,500. The Company conducted additional closings in July for a total of $303,417. The Company is offering a total of 461,819 shares of its common stock at a price of $5.50 per share in this offering for the aggregate amount of $2,540,000 and may conduct additional closings up to that aggregate amount.

3)	Stock Warrant:

As of December 31, 2016, Aircom had issued stock warrants exercisable for $60,000 in value of its common stock to a service provider as payment for services. The stock warrants allow the service provider to purchase a number of shares of Aircom common stock equal $60,000 divided by 85% of the of the share price paid by investors for Aircom’s common stock in the first subsequent qualifying equity financing event, at an exercise price of $0.01 per share. On February 13, 2017, these stock warrants were converted to Aerkomm’s stock warrants pursuant to the Exchange Agreement (see Note 1). For the six-month period ended on June 30, 2017, Aerkomm issued additional stock warrants exercisable for $60,000 in value of Aerkomm common stock to the service provider as payment for additional services. As of June 30, 2017, the Company cumulatively recorded $120,000 as additional paid-in capital in total with respect to these warrants.